Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets, Net [Abstract]
Definite-lived intangible assets, amortization expense	$ 125	$ 100
Estimates annual amortization expense, 2018	124
Estimates annual amortization expense, 2019	91
Estimates annual amortization expense, 2020	72
Estimates annual amortization expense, 2021	62
Estimates annual amortization expense, 2022	$ 59